Summary of significant accounting policies - Currency exchange rates (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Translation [Abstract]
Foreign Currency Exchange Rate, Translation	0.1436	0.1513	0.1537
Foreign Currency Average Exchange Rate Translation	0.1448	0.1454	0.1478